LEASES	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
LEASES

11.	LEASES
The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining lease terms of one to eight years.
Operating lease costs were RMB416 million and RMB439 million for the years ended December 31, 2020 and 2021, respectively.
Supplemental cash flow information related to leases were as follows (RMB in millions):

	2020	2021
Cash paid for amounts included in the measurement of lease liabilities	415	507
Right-of-use assets obtained in exchange for operating lease liabilities	589	455
As of December 31, 2020 and 2021, supplemental consolidated balance sheet information related to leases were as follows (RMB in millions):

	2020	2021
Right-of-use assets	987	777
Current lease liabilities included within Other payables and accruals	409	363
Long-term lease liabilities	618	400

Total lease liabilities	1,027	763

Weighted average remaining lease term	3 years	2 years
Weighted average discount rate	4.3%	5.4%
Maturities of lease liabilities are as follows (RMB in millions):

As of December 31,2021
2022	417
2023	271
2024	90
2025	23
2026	17
Thereafter	18

Total operating lease payments	836
Less: imputed interest	(73)

Total	763

As of December 31, 2020 and 2021, the operating lease arrangements of the Company, primarily for offices premises, that have not yet commenced is immaterial. For the years ended December 31, 2020 and 2021, the variable lease costs, short-term lease costs and sub-lease
income are immaterial.